Share capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share capital
18.   Share capital

On April 3, 2019, the Company entered into a subscription agreement with Sandstorm to issue $10 million CAD of the Company’s common shares based on the 5-day volume weighted average price at approximately $2.09 CAD per share, resulting in the issuance of 4,784,689 of the Company’s common shares.

On July 26, 2019, the Company closed a non-brokered private placement with Mr. Eric Sprott for gross proceeds of $10 million through issuance of 3,955,454 of the Company’s common shares priced at approximately $3.30 CAD per share. As part of the non-brokered private placement, $0.4 million in transaction costs was incurred and 118,664 warrants were issued to the Company’s advisor where each warrant is exercisable for one common share at an exercise price of $3.37 CAD for a period of three years starting July 25, 2019.

On April 16, 2020, the Company closed an at-the-market offering agreement (the “February 2020 ATM Agreement”) for gross proceeds of $15.0 million through issuance of 9,014,953 common shares. As part of the February 2020 ATM Agreement, approximately $0.7 million in transaction costs were incurred and offset against share capital.

On May 13, 2020, the Company completed a bought deal public offering of 10,269,500 common shares at a price of $2.80 CAD per common share for aggregate gross proceeds of approximately $20.4 million or $28.75 million CAD, which included the exercise by the underwriters, in full, of the over-allotment option granted by the Company to the underwriters. As part of the bought deal public offering, approximately $1.3 million in transaction costs were incurred and offset against share capital, and 1,000,000 warrants for approximately $0.2 million were issued to the Company’s advisor and offset against share capital where each warrant is exercisable for one common share at an exercise price of $3.50 CAD for a period of two years starting July 9, 2020.

On September 4, 2020, the Company completed a bought deal public offering of 10,204,510 common shares at a price of $3.86 CAD per common share for aggregate gross proceeds of approximately $29.8 million or $39.39 million CAD, which included the partial exercise by the underwriters of the over-allotment option granted by the Company to the underwriters. As part of the bought deal public offering, approximately $1.7 million in transaction costs were incurred and offset against share capital.

On July 9, 2020, the Company completed the outstanding option acquisition agreement to acquire a 100% interest of the San Felipe property with Hochschild where the Company agreed to issue to Hochschild 1,687,401 of the Company’s common shares with a value equal to the outstanding payment of $3.75 million plus VAT using the 5-day volume-weighted average price on the Toronto Stock Exchange as of the date of the parties’ agreement, subject to adjustment in certain circumstances. On October 8, 2020, the Company issued the 1,687,401 common shares to Hochschild.
a.   Authorized
Authorized share capital consists of an unlimited number of common and preferred shares.

	December 31,	December 31,
	2020	2019

Issued
117,975,579 (2019: 86,607,305) common shares	$350,707	$284,512
Nil (2019: 103,824) preferred shares	-	161
	$350,707	$284,673

Each non-voting preferred share is convertible, at the holder’s option, without payment of any additional consideration by the holder thereof, initially on a one-to-one basis into common shares, subject to adjustment, and in accordance with the terms of the non-voting preferred shares.

b.   Stock option plan

The number of shares reserved for issuance under the Company’s stock option plan is limited to 10% of the number of common shares which are issued and outstanding on the date of a particular grant of options. Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years, the period of time during which the options may vest and become exercisable as well as the option exercise price which shall not be less than the closing price of the Company’s share on the Toronto Stock Exchange on the date immediately preceding the date of grant. The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

A summary of changes in the Company’s outstanding stock options is presented below:
		December 31,		December 31,
		2020		2019
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	8,021	$3.29	3,160	$3.77
Granted	3,710	3.85	5,915	2.86
Exercised	(73)	2.60	(1,014)	2.33
Expired	(999)	3.75	(40)	2.39
Balance, end of year	10,659	$3.45	8,021	$3.29

The following table summarizes information on stock options outstanding and exercisable as at December 31, 2020:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$2.00 to $3.00	1.26	3,172	$2.39	2,052	$2.39
$3.01 to $4.00	3.32	6,092	3.73	2,820	3.68
$4.01 to $5.00	0.19	1,355	4.58	1,355	4.58
$5.01 to $6.00	0.07	40	5.55	40	5.55
		10,659	$3.45	6,267	$3.46

c.   Share-based payments

The weighted average fair value at grant date of the Company’s stock options granted during the year ended December 31, 2020 was $1.26 (2019: $0.98).

The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:
	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Expected stock price volatility (1)	63%	59%
Risk free interest rate	0.29%	1.55%
Expected life	3 years	4 years
Expected forfeiture rate	2.34%	2.66%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and
administrative expenses	3,799	3,314
Total share-based payments	$3,799	$3,314

(1)	Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

d.   Warrants
The warrants that are issued and outstanding as at December 31, 2020 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
1,447,426	4.68	Jun 2016	Jun 9, 2021
799,065	4.68	Jul 2016	Jun 14, 2021
1,074,999	3.12	Oct 2018	Oct 1, 2023
15,889	11.32	Apr 2019	May 6, 2022
389,771	2.40	May 2019	May 13, 2022
1,241,200	2.40	May 2019	May 29, 2022
118,664	3.37	Jul 2019	Jul 25, 2022
177,506	4.45	Oct 2019	Oct 30, 2022
1,000,000	3.50	Jul 2020	Jul 9, 2022
6,264,520

e.   Restricted Share Units:

The Company has a Restricted Share Unit Plan under which eligible directors, officers and key employees of the Company are entitled to receive awards of restricted share units. Each restricted share unit is equivalent in value to the fair market value of a common share of the Company on the date of grant with the value of each cash settled award charged to compensation expense over the period of vesting. At each reporting date, the compensation expense and associated liability (which is included in trade and other long-term liabilities in the consolidated statement of financial position) are adjusted to reflect changes in market value. As at December 31, 2020, 276,762 (2019: 89,196) restricted share units are outstanding at an aggregate value of $0.9 million (2019: $0.3 million).

f.   Deferred Share Units:

The Company has a Deferred Share Unit Plan under which eligible directors of the Company receive awards of deferred share units on a quarterly basis as payment for 20% of their director fees earned. Deferred share units are settled in either cash or common shares at the Company’s discretion when the director leaves the Company’s Board of Directors. The Company recognizes a cost in director fees and a corresponding increase in equity reserve upon issuance of deferred share units. As at December 31, 2020, 519,803 (2019: 323,333) deferred share units are issued and outstanding.